Property, Plant and Equipment (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 11, 2021	Sep. 30, 2022	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Oct. 08, 2020	Mar. 02, 2017
Property, Plant and Equipment (Details) [Line Items]
Carrying amount		$ 56,700
Impairment carrying value		13,400
Impairment mineral interests		3,500	$ 41,200
Impairment plant and equipment		9,900
Recoverable amount		$ 43,300
increase and decrease in market capitalization, percentage		1.00%
Recoverability of carrying amount			121,800
Impairment to carrying value			55,600
Right-of-use lease assets			3,700
Description of discount rate				Key assumptions used in Relief Canyon Mine’s fair value model as at March 31, 2021 include estimation of production profile and reserves from its life-of-mine plan, operating and capital costs to extract the reserves, discount rate of 6-8% based on the Company’s weighted average cost of capital, gold price from $1,860 per ounce in 2021 down to $1,608 per ounce in 2025 and beyond based on observable market data including spot price and industry analyst consensus, and mine life of 5 years. An increase and decrease in discount rate of 1% would impact the recoverable amount by estimates of approximately $2.3 million decrease and $2.4 million increase, respectively, an increase and decrease in gold recovery rate of 1% would impact the recoverable amount by estimates of approximately $4.7 million increase and $4.7 million decrease, respectively, and an increase and decrease in long-term gold price of $100 per ounce would impact the recoverable amount by estimates of approximately $16.6 million increase and $17.3 million decrease, respectively.
Acquire interest						100.00%	100.00%
Borrowing costs capitalized as property, plant and equipment					$ 100
Relief Canyon Mine’s [member]
Property, Plant and Equipment (Details) [Line Items]
Recoverable amount				66,200
Mining interests [member]
Property, Plant and Equipment (Details) [Line Items]
Operating target capacity percentage	60.00%
Transfer from non-producing properties	$ 67,600
Inventory [member]
Property, Plant and Equipment (Details) [Line Items]
Transfer from non-producing properties	$ 29,300
Plant and equipment [member]
Property, Plant and Equipment (Details) [Line Items]
Carrying amount				12,400	27,400
Impairment mineral interests			$ 10,700
Mineral interests [member]
Property, Plant and Equipment (Details) [Line Items]
Carrying amount				22,500	26,800
San Felipe property [member]
Property, Plant and Equipment (Details) [Line Items]
Carrying amount				12,500
Right-of-use assets [member]
Property, Plant and Equipment (Details) [Line Items]
Carrying amount				3,000	$ 4,100
Minimum [member]
Property, Plant and Equipment (Details) [Line Items]
Recoverable amount		$ 400
Net assets determined after-tax discounted cash flows increase				64
Maximum [member]
Property, Plant and Equipment (Details) [Line Items]
Recoverable amount		$ 400
Net assets determined after-tax discounted cash flows increase				$ 77